Summary of principal accounting policies (Details 3) (USD $)	12 Months Ended						1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Item-based revenue model	Dec. 31, 2012 Item-based revenue model	Dec. 31, 2011 Item-based revenue model	Jun. 30, 2010 Item-based revenue model As previously reported Mole's World	Jul. 02, 2010 Item-based revenue model Change in accounting estimate of the useful life of the permanent items Mole's World	Dec. 31, 2013 Item-based revenue model Online Business Change in accounting estimate of the useful life of the permanent items	Dec. 31, 2013 Item-based revenue model Online Business Minimum	Dec. 31, 2013 Item-based revenue model Online Business Maximum
Revenue recognition
Estimated average lives of the permanent items							1 year	18 months	6 months	6 months	1 year 6 months
Gross revenue recognized from virtual premium items				$ 22,396,393	$ 16,269,659	$ 21,203,727
Expiration period of prepaid cards	2 years
Other operating income in connection with expired prepaid cards	1,620,842	1,867,626	546,360
Sales tax on sales of prepaid Mimi cards from business conducted in the PRC (as a percent)	5.00%
Value-added tax on software sales and interactive toy sales from business conducted in the PRC (as a percent)	17.00%
Value-added tax on certain other services from business conducted in the PRC (as a percent)	6.00%
Sales and marketing expenses
Advertising expenses	3,468,749	5,078,703	3,295,128
Government subsidies
Unrestricted cash subsidies received from local government agencies	$ 3,792,495	$ 3,377,496	$ 1,187,059